Acquisition of Cl Technologies (International) Sdn Bhd - Schedule of Company Accounted the Transaction (Details) - Dec. 31, 2024 - CL Technologies (International) Sdn Bhd [Member]	MYR (RM)	USD ($)
Schedule of Company Accounted the Transaction [Line Items]
Cash consideration	RM 457	$ 100
Book value of 94.95% of Share Capital of CL Technologies (International) Sdn Bhd	(2,263,600)	(506,351)
Bargain purchase accounted as merger reserve in equity	RM 2,263,143	$ 506,251